Employee benefits (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	$ (738)
Other assets used by entity included in fair value of plan assets	(2,196)
Net expenses	(2,934)	$ (1,542)	$ (1,228)
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(34)
Other assets used by entity included in fair value of plan assets	(365)
Net expenses	(399)	(490)	(457)
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(10)
Other assets used by entity included in fair value of plan assets	(143)
Net expenses	(153)	(169)	(129)
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(2)
Other assets used by entity included in fair value of plan assets	(11)
Net expenses	(13)	(30)	(33)
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(692)
Other assets used by entity included in fair value of plan assets	(1,677)
Net expenses	$ (2,369)	$ (853)	$ (609)